Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 3,505	$ (19,243)	$ 1,592
Adjustments to reconcile net income/(loss) to net cash from operating activities:
Depreciation	5,710	5,446	4,520
Amortization of special survey costs	174	203	157
Vessel impairment charge		16,930
Amortization of financing costs	173	136	193
Stock compensation	143
(Increase)/Decrease in:
Inventories	321	(482)	(90)
Trade receivables	748	(131)	(674)
Prepayments and other assets	(107)	(217)	(121)
Special surveys cost	(888)	(469)
Increase/(Decrease) in:
Accounts payable	532	328	(256)
Due to related parties	(10)	3,353	(412)
Hire collected in advance	1,650	(421)	900
Accrued and other liabilities	415	(71)	183
Net cash provided by operating activities	12,366	5,362	5,992
Cash flows from investing activities:
Advances for vessel acquisition	(18,766)	(6,923)	(29,389)
Additions to vessel cost		(233)
Net cash used in investing activities	(18,766)	(7,156)	(29,389)
Cash flows from financing activities:
Proceeds from long-term debt	21,000		34,800
Repayment of long-term debt	(6,863)	(6,183)	(17,801)
Issuance of promissory note	2,500
Issuance of common stock	10
Change in restricted cash	(3,496)	5	(887)
Proceeds from equity contributions		6,424	22,247
Paid-in capital re-imbursement/distribution	(1,248)		(13,457)
Payment of financing costs	(279)
Expenses for Merger	(1,745)
Net cash provided by financing activities	9,879	246	24,902
Net increase/(decrease) in cash and cash equivalents	3,479	(1,548)	1,505
Cash and cash equivalents at beginning of the year	500	2,048	543
Cash and cash equivalents at end of the year	3,979	500	2,048
SUPPLEMENTAL INFORMATION
Cash paid for interest, net of amounts capitalized	$ 2,191	$ 1,788	$ 1,307